Expense Example - North Shore Equity Rotation ETF - North Shore Equity Rotation ETF	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,630